Label	Element	Value
Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000741375_SupplementTextBlock

Prospectus Supplement

March 1, 2018

Morgan Stanley Institutional Fund Trust

Supplement dated March 1, 2018 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2018

Corporate Bond Portfolio

Risk/Return [Heading]	rr_RiskReturnHeading	Corporate Bond Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The third sentence of the section of the Prospectus entitled "Fund Summary—Corporate Bond Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund invests primarily in a diversified mix of U.S. dollar-denominated corporate bonds.

Please retain this supplement for future reference.